STOCK-BASED COMPENSATION - Fair Value Assumptions (Details) - Stock Options and Stock Appreciation Rights - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and stock appreciation rights weighted-average fair value per award (in dollars per shares)	$ 14.84	$ 11.64	$ 10.68
Assumptions:
Volatility, minimum	30.60%		30.80%
Volatility, maximum	31.70%		31.30%
Volatility		30.90%
Expected term (in years)		5 years 9 months 18 days	6 years 1 month 6 days
Expected dividend yield	1.80%	1.80%	1.50%
Range of risk-free rate, minimum	4.00%		1.70%
Range of risk-free rate, maximum	4.30%		3.00%
Range of risk-free rates		3.60%
Minimum
Assumptions:
Expected term (in years)	5 years 7 months 6 days
Maximum
Assumptions:
Expected term (in years)	7 years 9 months 18 days